Share-based payments - Summary of fair value performance shares (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩) [1]
Vested at December 31, 2021
Fair value performance shares [Line Items]
Fair value per share	₩ 37,387
Vested at December 31, 2022
Fair value performance shares [Line Items]
Fair value per share	37,081
Vested at December 31, 2023
Fair value performance shares [Line Items]
Fair value per share	38,156
Vested at December 31, 2024
Fair value performance shares [Line Items]
Fair value per share	50,444
Vested at December 31, 2025
Fair value performance shares [Line Items]
Fair value per share	77,757
Not Expired performance shares
Fair value performance shares [Line Items]
Fair value per share	₩ 76,900

[1]	Based on performance-based stock compensation, the reference stock price (the arithmetic average of the weighted average share price of transaction volume for the past two months, the past one month, and the past one week from the day before the base date) of four years after the commencement of the grant year is paid in cash, and the fair value of the reference stock price to be paid in the future is assessed as the closing price of the settlement.